Description of Business and Organisation (Details)						12 Months Ended
	Nov. 21, 2023 USD ($) shares	Aug. 19, 2023 CNY (¥)	Apr. 01, 2022 CNY (¥) shares	Mar. 31, 2022 CNY (¥)	Jan. 10, 2019 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Jun. 30, 2025 shares	Nov. 30, 2023 USD ($)
Class of Stock [Line Items]
Ordinary shares total amount (in Dollars)						¥ 15,455,060		¥ 1,778,141,994
Interest free loans								10,000,000
Recognized gain								¥ 13,600,000
Net payable				¥ 62,936,131
Revenue generated
Percentage of cooperates						80.00%	80.00%
Net profit of serving fee percent						100.00%	100.00%
Consideration paid					¥ 1
Granted share (in Shares) | shares					360,144
Renewed term						20 years	20 years
Number of share granted (in Shares) | shares			22,509
VIE arrangement			¥ 13,116,960				$ 134,665
Arrangement measured, description						(i) the consideration of RMB1 receivable, (ii) the incremental fair value of RMB1,424,721 of the share options exchanged on April 1, 2022, and (iii) the carrying amount of Farm Entities’ net liabilities of RMB15,658,584, including goodwill of RMB1,116,904	(i) the consideration of RMB1 receivable, (ii) the incremental fair value of RMB1,424,721 of the share options exchanged on April 1, 2022, and (iii) the carrying amount of Farm Entities’ net liabilities of RMB15,658,584, including goodwill of RMB1,116,904
Exclusive Consultancy and Service Agreement [Member]
Class of Stock [Line Items]
Renewed term						20 years	20 years
Weishi [Member]
Class of Stock [Line Items]
Recognized gain			¥ 426,690	¥ 63,362,821
Loan Agreement [Member]
Class of Stock [Line Items]
Period of service term						20 years	20 years
Arrangement measured, description						(i) the consideration of RMB1 receivable, (ii) the carrying amount of Mengwei’s net liabilities of RMB1,770,095, including goodwill of RMB1,635,431.	(i) the consideration of RMB1 receivable, (ii) the carrying amount of Mengwei’s net liabilities of RMB1,770,095, including goodwill of RMB1,635,431.
Sale and purchase agreement		¥ 1
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Shares issued (in Shares) | shares						3,150,169	3,150,169	20,028,168	8,307,583
IPO [Member]
Class of Stock [Line Items]
Received net amount total after deducting underwriting discounts (in Dollars) | $	$ 30,000,000									$ 30,000,000
Other offering expenses payable (in Dollars) | $	$ 3,100,000
IPO [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Shares issued (in Shares) | shares	3,900,000
Ordinary shares total amount (in Dollars) | $	$ 33,100,000